INCOME TAX (Details Narrative) - JPY (¥) ¥ in Thousands		12 Months Ended
	Apr. 01, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating Loss Carryforwards [Line Items]
Japanese statutory tax rate		34.59%	34.59%	34.59%
Net change in valuation allowance		¥ 4,288	¥ 7,320	¥ 3,959
Forecast [Member]
Operating Loss Carryforwards [Line Items]
Japanese statutory tax rate	35.43%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Japanese statutory tax rate		25.00%
General Department of Taxation [Member]
Operating Loss Carryforwards [Line Items]
Japanese statutory tax rate		20.00%